Allowance for Loan and Lease Losses ("ALLL") (Schedule of Impaired Loans and Leases, Excluding Loans Covered by FDIC Loss Share Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Principal Balance	$ 13,732	$ 20,446
Net Charge-offs to Date	(5,585)	(8,144)
Principal Balance, Net of Charge-offs	8,147	12,302
Specific Allowance	1,483	1,783
Average Carrying Value	8,434	14,023
Impaired Financing Receivable With Related Allowances [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	5,644	9,596
Net Charge-offs to Date	(2,588)	(3,758)
Principal Balance, Net of Charge-offs	3,056	5,838
Specific Allowance	1,483	1,783
Average Carrying Value	2,837	4,089
Impaired Financing Receivable With Related Allowances [Member] | Real Estate [Member] | Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	1,887	3,200
Net Charge-offs to Date	(219)	(1,675)
Principal Balance, Net of Charge-offs	1,668	1,525
Specific Allowance	518	415
Average Carrying Value	1,622	504
Impaired Financing Receivable With Related Allowances [Member] | Real Estate [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	204	2,931
Net Charge-offs to Date	(1)	(146)
Principal Balance, Net of Charge-offs	203	2,785
Specific Allowance	53	410
Average Carrying Value	234	1,173
Impaired Financing Receivable With Related Allowances [Member] | Real Estate [Member] | Construction/Land Development [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	711	238
Net Charge-offs to Date	(660)	(90)
Principal Balance, Net of Charge-offs	51	148
Specific Allowance	7	31
Average Carrying Value	38	882
Impaired Financing Receivable With Related Allowances [Member] | Real Estate [Member] | Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	599	9
Net Charge-offs to Date	(40)	(9)
Principal Balance, Net of Charge-offs	559
Specific Allowance	254
Average Carrying Value	291	575
Impaired Financing Receivable With Related Allowances [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	1,473	3,071
Net Charge-offs to Date	(911)	(1,775)
Principal Balance, Net of Charge-offs	562	1,296
Specific Allowance	649	868
Average Carrying Value	620	844
Impaired Financing Receivable With Related Allowances [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	243	101
Net Charge-offs to Date	(240)	(28)
Principal Balance, Net of Charge-offs	3	73
Specific Allowance		57
Average Carrying Value	8	81
Impaired Financing Receivable With Related Allowances [Member] | Other [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	527	46
Net Charge-offs to Date	(517)	(35)
Principal Balance, Net of Charge-offs	10	11
Specific Allowance	2	2
Average Carrying Value	24	30
Impaired Financing Receivable With No Related Allowances [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	8,088	10,850
Net Charge-offs to Date	(2,997)	(4,386)
Principal Balance, Net of Charge-offs	5,091	6,464
Average Carrying Value	5,597	9,934
Impaired Financing Receivable With No Related Allowances [Member] | Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance		2,121
Net Charge-offs to Date		(407)
Principal Balance, Net of Charge-offs		1,714
Average Carrying Value		1,239
Impaired Financing Receivable With No Related Allowances [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance		1,159
Net Charge-offs to Date		(107)
Principal Balance, Net of Charge-offs		1,052
Average Carrying Value		1,633
Impaired Financing Receivable With No Related Allowances [Member] | Construction/Land Development [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance		6,254
Net Charge-offs to Date		(3,401)
Principal Balance, Net of Charge-offs		2,853
Average Carrying Value		5,833
Impaired Financing Receivable With No Related Allowances [Member] | Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance		842
Net Charge-offs to Date		(105)
Principal Balance, Net of Charge-offs		737
Average Carrying Value		1,000
Impaired Financing Receivable With No Related Allowances [Member] | Multifamily Residential [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance		133
Net Charge-offs to Date		(133)
Average Carrying Value		15
Impaired Financing Receivable With No Related Allowances [Member] | Real Estate [Member] | Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	1,550
Net Charge-offs to Date	(312)
Principal Balance, Net of Charge-offs	1,238
Average Carrying Value	1,721
Impaired Financing Receivable With No Related Allowances [Member] | Real Estate [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	4,267
Net Charge-offs to Date	(1,572)
Principal Balance, Net of Charge-offs	2,695
Average Carrying Value	2,432
Impaired Financing Receivable With No Related Allowances [Member] | Real Estate [Member] | Construction/Land Development [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	837
Net Charge-offs to Date	(346)
Principal Balance, Net of Charge-offs	491
Average Carrying Value	600
Impaired Financing Receivable With No Related Allowances [Member] | Real Estate [Member] | Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	801
Net Charge-offs to Date	(375)
Principal Balance, Net of Charge-offs	426
Average Carrying Value	374
Impaired Financing Receivable With No Related Allowances [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	443	294
Net Charge-offs to Date	(244)	(200)
Principal Balance, Net of Charge-offs	199	94
Average Carrying Value	426	194
Impaired Financing Receivable With No Related Allowances [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	31	47
Net Charge-offs to Date	(1)	(33)
Principal Balance, Net of Charge-offs	30	14
Average Carrying Value	31	15
Impaired Financing Receivable With No Related Allowances [Member] | Other [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	159
Net Charge-offs to Date	(147)
Principal Balance, Net of Charge-offs	12
Average Carrying Value	$ 13	$ 5